1997 ANNUAL REPORT


IDS
Cash
Management
Fund
(prospectus enclosed)


(icon of) piggy bank

The goal of IDS Cash Management Fund is to provide maximum current income consistent with liquidity and stability of principal. The Fund invests in money market securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             American Express Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) piggy bank

A cache for cash

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what Cash Management Fund is all about.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

 Contents

                1997 annual report

                From the president                                        4
                From the portfolio manager                                4
                Making the most of the Fund                               6
                Independent auditors' report                              7
                Financial statements                                      8
                Notes to financial statements                            11
                Investments in securities                                14
                IDS mutual funds                                         18
                Federal income tax information                           22

                1997 prospectus

                The Fund in brief                                        3p
                Goal                                                     3p
                Investment policies and risks                            3p
                Manager and distributor                                  3p
                Portfolio manager                                        3p
                Purchases                                                3p

                Sales charge and Fund expenses                           4p

                Performance                                              6p
                Financial highlights                                     6p
                Yield                                                    8p

                Investment policies and risks                            9p
                Facts about investments and their risks                  9p
                Alternative investment option                           13p
                Valuing Fund shares                                     13p

                How to purchase, exchange or redeem shares              14p
                Purchases                                               14p
                How to purchase shares                                  16p
                How to exchange shares                                  19p
                How to redeem shares                                    21p
                Class B -- contingent deferred sales
                    charge alternative                                  27p
                Waivers of the contingent deferred sales charge         28p

                Special shareholder services                            29p
                Services                                                29p
                Quick telephone reference                               29p

                Distributions and taxes                                 30p
                Dividend and capital gain distributions                 30p
                Reinvestments                                           31p
                Taxes                                                   32p
                How to determine the correct TIN                        33p

                How the Fund is organized                               34p
                Shares                                                  34p
                Voting rights                                           34p
                Shareholder meetings                                    35p
                Board members and officers                              35p
                Investment manager                                      37p
                Administrator and transfer agent                        37p
                Distributor                                             38p

                About American Express Financial Corporation            39p
                General information                                     39p

(This annual report is not part of the prospectus)

 To our shareholders

      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      William R. Pearce

(picture of) William R. Pearce
President of the Fund
(This annual report is not part of the prospectus)

      From the portfolio manager

      IDS Cash Management Fund's yield was little changed during the past fiscal year (August 1996 through July 1997), reflecting mostly stable short-term interest rates over the period.

      For the seven-day period ended July 31, 1997, the Fund's compound annualized yield was 5.19%, and the simple annualized yield was 5.07% for Class Ashares. In keeping with its objective, the Fund maintained a $1 per share price throughout the 12 months. (Although the Fund seeks to maintain a stable $1 per share price, there is no assurance that it will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.)

      Fed pushes rates higher

      With inflation remaining subdued and the economy showing no signs of either overheating or falling into recession, the Federal Reserve Board -- or, simply, the Fed -- elected to leave short-term interest rates unchanged through last fall and winter. By late March, though, the Fed evidently believed that inflationary pressures had reached the point that a rate increase was necessary, so it raised the federal funds rate -- the interest rate banks pay on overnight loans -- by a quarter percent. The increase marked the first rate adjustment by the Fed since 1994 and, as it turned out, the only one in the past 12 months.

      (By way of background, the Fed adjusts short-term interest rates based on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is strong, the Fed usually raises rates to reign in economic growth and thereby keep inflation in check.)

      Because I was expecting the Fed to raise rates, I kept the average maturity of the Fund's investments somewhat shorter than normal -- mostly between 35 and 40 days. This strategy is based on the fact that the longer the Fund's average maturity, the longer it takes the Fund's yield to respond to a change in interest rates. Therefore, when rates rise, a shorter maturity allows me to more quickly add new, higher-yielding investments, which modestly increases the income paid to shareholders. On the other hand, should rates decline, a shorter maturity results in slightly less income. As always, the entire portfolio remained invested in first-rated commercial paper, bank letters of credit and certificates of deposit.

      Looking to the current fiscal year, I think the odds continue to favor somewhat higher interest rates. At this writing (mid-August), the economy is still showing positive momentum, and, with unemployment at an uncommonly low level, I think it's likely that upward pressure on wages will ultimately push inflation up a bit. If that forecast is reasonably accurate, the Fed will probably deem it necessary to raise short-term rates, in which case the Fund's yield would rise as well.


      Terry Fettig

(picture of) Terry Fettig
Portfolio manager
(This annual report is not part of the prospectus)

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1997         $1.00
July 31, 1996         $1.00
Increase              $  --

Distributions
Aug. 1, 1996 - July 31, 1997
From income           $ 0.05
From capital gains    $   --
Total distributions   $ 0.05

Total return*         +5.1%**

Class B
 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1997         $1.00
July 31, 1996         $1.00
Increase              $  --

Distributions
Aug. 1, 1996 - July 31, 1997
From income           $0.04
From capital gains    $  --
Total distributions   $0.04

Total return*         +4.3%**

Class Y
 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1997         $1.00
July 31, 1996         $1.00
Increase              $  --

Distributions
Aug. 1, 1996 - July 31, 1997
From income           $0.05
From capital gains    $  --
Total distributions   $0.05

Total return*         +5.1%**

     *The prospectus discusses the effect of sales charges, if any, on the various classes.

    **The total return is a hypothetical investment in the Fund with all distributions reinvested.
(This annual report is not part of the prospectus)

 Making the most of the Fund

       Average annual total return
      (as of July 31, 1997)
                       1 year            Since        5 years      10 years
                                     inception*
       Class A         +5.06%              --%          +4.02%         +5.37%
       Class B         +0.27%           +2.91%             --%            --%
       Class Y         +5.06%           +5.29%             --%            --%
    *Inception date was March 20, 1995.

      The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class B reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus)

The financial statements contained in Post-Effective Amendment # 47 to Registration Statement No. 2-54516 filed on or about September 26, 1997, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus)

 Federal income tax information


      IDS Cash Management Fund



      The Fund is required by the Internal Revenue
      Code of 1986 to tell  its  shareholders  about  the tax  treatment  of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent in January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Cash Management Fund
      Fiscal year ended July 31, 1997

      Class A
       Income distributions -- taxable as dividend income, none qualifying for deduction by corporations.

       Payable date                                                   Per share
       Aug. 28, 1996                                                   $0.00434
       Sept. 26, 1996                                                   0.00385
       Oct. 29, 1996                                                    0.00438
       Nov. 27, 1996                                                    0.00386
       Dec. 27, 1996                                                    0.00407
       Jan. 30, 1997                                                    0.00454
       Feb. 27, 1997                                                    0.00371
       March 27, 1997                                                   0.00376
       April 29, 1997                                                   0.00448
       May 29, 1997                                                     0.00426
       June 27, 1997                                                    0.00407
       July 28, 1997                                                    0.00410
       Total distributions                                             $0.04942

(This annual report is not part of the prospectus)

      Class B
       Income distributions -- taxable as dividend income, none qualifying for deduction by corporations.

      Payable date                                                    Per share
       Aug. 28, 1996                                                   $0.00368
       Sept. 26, 1996                                                   0.00325
       Oct. 29, 1996                                                    0.00369
       Nov. 27, 1996                                                    0.00325
       Dec. 27, 1996                                                    0.00345
       Jan. 30, 1997                                                    0.00383
       Feb. 27, 1997                                                    0.00313
       March 27, 1997                                                   0.00318
       April 29, 1997                                                   0.00379
       May 29, 1997                                                     0.00364
       June 27, 1997                                                    0.00347
       July 28, 1997                                                    0.00349
       Total distributions                                             $0.04185

      Class Y
       Income distributions -- taxable as dividend income, none qualifying for deduction by corporations.

      Payable date                                                    Per share
       Aug. 28, 1996                                                   $0.00434
       Sept. 26, 1996                                                   0.00385
       Oct. 29, 1996                                                    0.00438
       Nov. 27, 1996                                                    0.00386
       Dec. 27, 1996                                                    0.00407
       Jan. 30, 1997                                                    0.00454
       Feb. 27, 1997                                                    0.00371
       March 27, 1997                                                   0.00376
       April 29, 1997                                                   0.00448
       May 29, 1997                                                     0.00426
       June 27, 1997                                                    0.00407
       July 28, 1997                                                    0.00410
       Total distributions                                             $0.04942

(This annual report is not part of the prospectus)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN
EXPRESS
Financial
Advisors

IDS Cash Management Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.